Basic and diluted Net Income (Loss) Per Share - Schedule of Computation of Diluted Net Income Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
NET LOSS PER SHARE
Common stock options	15,290,486	15,290,486